NOTES AND BOND PAYABLE - Schedule of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Notes and Bonds Payable [Abstract]
2020		$ 137,958
April 1, 2020 through December 31, 2020	$ 31,772
2021	342,622	278,554
2022	76,898	78,396
2023	114,634	116,132
2024	24,137	270
Thereafter	114,504	66,770
Notes and bond payable outstanding	$ 704,567	$ 678,080